Offerings	Jul. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.500% Senior Notes due 2027
Maximum Aggregate Offering Price	$ 495,925,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,926.12
Offering Note	(1a) Represents the aggregate principal amount of such series of notes to be offered in the exchange offers to which the registration statement relates. (1b) Calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2027
Maximum Aggregate Offering Price	$ 344,921,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,807.41
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2028
Maximum Aggregate Offering Price	$ 45,225,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,923.95
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.50% Notes due 2029
Maximum Aggregate Offering Price	$ 734,583,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,464.66
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.375% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 596,725,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,358.60
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.500% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 494,086,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,644.57
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.75% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 1,090,218,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 166,912.38
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2048
Maximum Aggregate Offering Price	$ 67,196,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,287.71
Offering Note	See Note 1.